Security Deposit (Details) - USD ($)	Jun. 30, 2024	Jun. 01, 2024	Dec. 31, 2023	Sep. 01, 2023	Feb. 28, 2023
Security Deposit [Line Items]
Security deposit	$ 2,000				$ 50,000
Deposit new lease		$ 2,000		$ 50,000
Continuing Operations [Member]
Security Deposit [Line Items]
Security deposit	$ 2,000		52,545
Discontinued Operations [Member]
Security Deposit [Line Items]
Security deposit			$ 41,841